B3 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Expenses by Nature

	2024	2023	2022
Goods and services	127,649	127,214	147,023
Employee remuneration	93,405	101,438	89,191
Amortizations and depreciations	10,020	11,157	10,142
Impairments, obsolescence allowances and revaluation	3,969	4,996	4,383
Inventory changes, net	10,208	9,304	–7,738
Additions to capitalized development	–1,300	–2,173	–1,720
Expenses charged to cost of sales and operating expenses	243,951	251,936	241,281

Summary of Restructuring Charges by Function	Restructuring charges by function

	2024	2023	2022
Cost of sales	2,046	2,802	195
R&D expenses	2,119	2,431	54
Selling and administrative expenses	847	1,288	150
Total	5,012	6,521	399